Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets are comprised of:

	December 31, 2012	December 31, 2011
VAT and other taxes recoverable	356,792	452,566
Prepayments and advances for materials	99,515	101,650
Capitalized loan origination fees	44,325	35,604
Other receivables	23,489	24,738
Bank deposits with original maturities over 90 days	2,782	7,283
Short-term loans issued	1,936	2,561
Promissory notes received	12	325
Other current assets	32,938	28,734

Total prepayments and other current assets	561,789	653,461

Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances

The following summarizes the changes in the allowance for doubtful accounts included in prepayments, other current assets and advances for materials for the years ended December 31:

	2012	2011	2010
Balance at beginning of year	(13,258)	(16,174)	(15,734)
(Allowance for) recovery of allowance for doubtful accounts	(5,543)	3,561	(1,366)
Translation difference	(636)	(645)	926

Balance at end of year	(19,437)	(13,258)	(16,174)